Reserves - Schedule of Foreign Currency Translation Reserve (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Schedule of Foreign Currency Translation Reserve [Abstract]
Balance at beginning of period	$ 271,902	$ (4,412,218)
Foreign currency exchange differences arising on translation of foreign operations	(10,439)	4,684,120
Balance at end of period	$ 261,463	$ 271,902